FIFTH THIRD FUNDS

                        Supplement dated January 19, 2007
         to the Stock and Bond Mutual Funds, Asset Allocation Funds and
                            Money Market Mutual Funds
                            Class A, B, C and Advisor
                               Shares Prospectus,
                            dated November 29, 2006.

PROPOSED CHANGE TO THE FUNDAMENTAL POLICIES OF THE FIFTH THIRD LARGE CAP CORE
FUND

At a meeting held on December 15, 2006, the Board of Trustees of Fifth Third Funds unanimously approved, subject to shareholder approval, a change to the fundamental policies of the Fifth Third Large Cap Core Fund. The Fund will continue to seek long-term capital appreciation with current income as a secondary objective. Should shareholders approve the new fundamental policies at a shareholder meeting to be held on or about April 15, 2007, Fifth Third Asset Management, Inc., adviser to the Fund, will be allowed to, among other things, enter into short sales for the Fund. Under this proposal, the Adviser would be allowed to short stocks in the Fund up to 35% of total assets, with a nominal target of 20-30%. The Adviser believes this strategy may benefit shareholders by enabling the construction of more efficient portfolios.

PURCHASING AND SELLING FUND SHARES - PRICING STOCK AND BOND FUND SHARES

The information on page 116 under the heading "Shareholder
Information--Purchasing and Selling Fund Shares--Pricing Stock and Bond Fund Shares" is replaced in its entirety as follows:

The price of Fund shares is based on the Fund's NAV, which is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Funds is determined by using market prices, where available, and fair market values. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. Each Stock Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. Each Bond Fund's NAV is calculated at 4:00 p.m. Eastern Time on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in fixed income instruments is taking place. On any day that the stock or bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

FIFTH THIRD QUALITY GROWTH FUND--CHANGES TO PRINCIPAL INVESTMENT STRATEGIES

Information regarding the principal investment strategies for the FIFTH THIRD QUALITY GROWTH FUND, which appears under the heading "Principal Investment Strategies" on page 6 of the Prospectus, is replaced in its entirety as follows:

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of growth companies.

The Advisor considers growth companies to be those companies that, in the opinion of the Advisor, offer excellent prospects for consistent, above-average revenue and earnings growth, improving profit trends, and positive investor sentiment coupled with solid operating momentum. The Advisor generally looks for companies with a strong record of earnings growth and considers the company's current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $3 billion.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of its total assets in convertible securities which, at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's or their unrated equivalents.

The Fund seeks to outperform the Russell 1000(R) Growth Index over rolling five-year periods. The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000(R) companies with higher-price to-book ratios and higher forecasted growth values. The Advisor believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Advisor uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Advisor uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on strong fundamental growth, better than average valuation characteristics, and strong financial condition and characteristics. Factors considered in identifying companies with strong earnings growth include the business model, the quality of management, competitive advantages, the product pipeline, and financial characteristics. The Advisor uses a fundamental analysis of financial statements to look for companies that, in its opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills.

The Advisor also utilizes a strict sell discipline and may consider selling a security when: it becomes overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Fund's holdings has exceeded the Advisor's position weighting; or a company's relative strength falls below the Advisor's target.

The Advisor will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell 1000(R) Growth Index and monitoring risk statistics relative to the Russell 1000(R) Growth Index. The Adviser also relies on intensive research and believes that security selection will be the main source of active risk.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


FIFTH THIRD U.S. GOVERNMENT BOND FUND -- SHAREHOLDER FEES AND FUND EXPENSES

In the section entitled "Shareholder Fees and Fund Expenses - Expense Examples," the information on page 91 regarding shareholder fund expenses for Class A shares of the FIFTH THIRD U.S. GOVERNMENT BOND FUND is replaced in its entirety as follows:

1 Year               3 Year               5 Year               10 Year
------               ------               ------               -------
$594                 $847                 $1,119               $1,893

FUND MANAGEMENT--PORTFOLIO MANAGERS

Effective January 19, 2007, the section "Fund Management--Portfolio Managers" beginning on page 110 of the Prospectus is updated to reflect the following portfolio manager changes:

John A. Augustine no longer serves as portfolio manager of the FIFTH THIRD LIFEMODEL FUNDS.

Sarah M. Quirk no longer serves as portfolio manager of the FIFTH THIRD MUNICIPAL BOND FUND, FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND, FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND, AND FIFTH THIRD OHIO MUNICIPAL BOND FUND.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


                                       2

                                                               SP-ABCADV 0107

                                FIFTH THIRD FUNDS

                        Supplement dated January 19, 2007
             to the Stock and Bond Mutual Funds and Asset Allocation
                     Funds Institutional Shares Prospectus,
                            dated November 29, 2006.

PROPOSED CHANGE TO THE FUNDAMENTAL POLICIES OF THE FIFTH THIRD LARGE CAP CORE
FUND

At a meeting held on December 15, 2006, the Board of Trustees of Fifth Third Funds unanimously approved, subject to shareholder approval, a change to the fundamental policies of the Fifth Third Large Cap Core Fund. The Fund will continue to seek long-term capital appreciation with current income as a secondary objective. Should shareholders approve the new fundamental policies at a shareholder meeting to be held on or about April 15, 2007, Fifth Third Asset Management, Inc., adviser to the Fund, will be allowed to, among other things, enter into short sales for the Fund. Under this proposal, the Adviser would be allowed to short stocks in the Fund up to 35% of total assets, with a nominal target of 20-30%. The Adviser believes this strategy may benefit shareholders by enabling the construction of more efficient portfolios.

PURCHASING AND SELLING FUND SHARES - PRICING STOCK AND BOND FUND SHARES

The information on page 97 under the heading "Shareholder
Information--Purchasing and Selling Fund Shares--Pricing Stock and Bond Fund Shares" is replaced in its entirety as follows:

The price of Fund shares is based on the Fund's NAV, which is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Funds is determined by using market prices, where available, and fair market values. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. Each Stock Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. Each Bond Fund's NAV is calculated at 4:00 p.m. Eastern Time on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in fixed income instruments is taking place. On any day that the stock or bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

FIFTH THIRD QUALITY GROWTH FUND--CHANGES TO PRINCIPAL INVESTMENT STRATEGIES

Information regarding the principal investment strategies for the FIFTH THIRD QUALITY GROWTH FUND, which appears under the heading "Principal Investment Strategies" on page 6 of the Prospectus, is replaced in its entirety as follows:

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of growth companies.

The Advisor considers growth companies to be those companies that, in the opinion of the Advisor, offer excellent prospects for consistent, above-average revenue and earnings growth, improving profit trends, and positive investor sentiment coupled with solid operating momentum. The Advisor generally looks for companies with a strong record of earnings growth and considers the company's current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $3 billion.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of its total assets in convertible securities which, at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's or their unrated equivalents.

The Fund seeks to outperform the Russell 1000(R) Growth Index over rolling five-year periods. The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000(R) companies with higher-price to-book ratios and higher forecasted growth values. The Advisor believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Advisor uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Advisor uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on strong fundamental growth, better than average valuation characteristics, and strong financial condition and characteristics. Factors considered in identifying companies with strong earnings growth include the business model, the quality of management, competitive advantages, the product pipeline, and financial characteristics. The Advisor uses a fundamental analysis of financial statements to look for companies that, in its opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills.

The Advisor also utilizes a strict sell discipline and may consider selling a security when: it becomes overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Fund's holdings has exceeded the Advisor's position weighting; or a company's relative strength falls below the Advisor's target.

The Advisor will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell 1000(R) Growth Index and monitoring risk statistics relative to the Russell 1000(R) Growth Index. The Adviser also relies on intensive research and believes that security selection will be the main source of active risk.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

FUND MANAGEMENT--PORTFOLIO MANAGERS

Effective January 19, 2007, the section "Fund Management--Portfolio Managers" beginning on page 92 of the Prospectus is updated to reflect the following portfolio manager changes:

John A. Augustine no longer serves as portfolio manager of the FIFTH THIRD LIFEMODEL FUNDS.

Sarah M. Quirk no longer serves as portfolio manager of the FIFTH THIRD MUNICIPAL BOND FUND, FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND, FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND, AND FIFTH THIRD OHIO MUNICIPAL BOND FUND.



                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                       2

                                                                  SP-STBD 0107